CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 6,201	$ 6,466	$ 4,817
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	1,615	48	31
Accrued severance pay	26	163	9
Stock-based compensation	173	32
Deferred tax	1,854	(5,080)	(1,033)
Capital loss on disposal of property and equipment	1
Capital gain on extinguishments of liabilities			(2,230)
Increase in trade receivables, net	(8,532)	(1,498)	(55)
Decrease (increase) in other accounts receivable and prepaid expenses	2,175	(2,779)	(206)
Increase in inventories, net	(907)	(84)	(11)
Increase (decrease) in trade payables	1,203	(142)	(659)
Increase (decrease) in employees and payroll accruals	525	257	(1)
Increase in advances from customer	2,864
Increase (decrease ) in accrued expenses and other liabilities, related parties and liability for earn-out	(927)	2,050	(638)
Net cash used in operating activities	6,271	(567)	24
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(544)	(103)	(28)
Proceeds from sale of property and equipment
Acquisition of a business entity		(8,788)
Decrease (Increase) in severance pay fund	(31)	(91)	25
Payment of liability for future earn-out in business combination	(1,009)
Restricted bank deposits, net	(5,110)	(85)
Net cash provided by (used in) investing activities	(6,694)	(9,067)	(3)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank credit, net	(1)	(101)	(11)
Proceeds from issuance of share capital, net of issuance costs	2,458	12,043
Proceeds from exercise of options and warrants, net	82	140		[1]
Net cash used in (provided by) financing activities	2,539	12,082	(11)
Increase in cash and cash equivalents	2,116	2,448	10
Cash and cash equivalents - beginning of year	2,673	225	215
Cash and cash equivalents - end of year	$ 4,789	$ 2,673	$ 225

[1]	Less than $1.